CMA GOVERNMENT SECURITIES FUND
CMA MONEY FUND
CMA TREASURY FUND
CMA TAX-EXEMPT FUND
CMA MULTI-STATE MUNICIPAL SERIES TRUST
CMA ARIZONA MUNICIPAL MONEY FUND
CMA CALIFORNIA MUNICIPAL MONEY FUND
CMA CONNECTICUT MUNICIPAL MONEY FUND
CMA FLORIDA MUNICIPAL MONEY FUND
CMA MASSACHUSETTS MUNICIPAL MONEY FUND
CMA MICHIGAN MUNICIPAL MONEY FUND
CMA NEW JERSEY MUNICIPAL MONEY FUND
CMA NEW YORK MUNICIPAL MONEY FUND
CMA NORTH CAROLINA MUNICIPAL MONEY FUND
CMA OHIO MUNICIPAL MONEY FUND
CMA PENNSYLVANIA MUNICIPAL MONEY FUND
(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED JUNE 4, 2010 TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH DATED JULY 29, 2009

The prospectus and statement of additional information of each Fund listed above are amended as set forth below:

Effective June 18, 2010, each Fund’s name will change as follows:

Current Name	New Name
CMA Government Securities Fund	BIF Government Securities Fund
CMA Money Fund	BIF Money Fund
CMA Tax-Exempt Fund	BIF Tax-Exempt Fund
CMA Treasury Fund	BIF Treasury Fund
CMA Multi-State Municipal Series Trust	BIF Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund	BIF Arizona Municipal Money Fund
CMA California Municipal Money Fund	BIF California Municipal Money Fund
CMA Connecticut Municipal Money Fund	BIF Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund	BIF Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund	BIF Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund	BIF Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund	BIF New Jersey Municipal Money Fund
CMA New York Municipal Money Fund	BIF New York Municipal Money Fund
CMA North Carolina Municipal Money Fund	BIF North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund	BIF Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund	BIF Pennsylvania Municipal Money Fund

This Supplement should be retained with your Prospectus and Statement of Additional Information for future reference.

Code #: PR-SAI-CMA-SUP-0510